VIA EDGAR

Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
Telephone  (213) 683-6000
Facsimile  (213) 627-0705
Internet  www.phjw.com

February 2, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	CNI Charter Funds - File Nos. 333-16093 and 811-7923 497(j) Filing

Ladies and Gentlemen:

On behalf of CNI Charter Funds (the “Registrant”) and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the forms of prospectus and statement of additional information which would have been filed by the Registrant pursuant to Rule 497(c) of the 1933 Act with respect to the following classes and series of the Registrant do not differ from those versions contained in Post-Effective Amendment No. 38 under the 1933 Act (Amendment No. 39 under the Investment Company Act of 1940) to the Registrant’s Registration Statement on Form N-1A as filed electronically with the Commission on January 28, 2009:

1)	the prospectuses for the Institutional Class, Class N and Class S of the Prime Money Market Fund, Government Money Market Fund, and California Tax Exempt Money Fund (the “Money Market Funds”);

2)
the prospectus for the Institutional Class of the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund and AHA Socially Responsible Equity Fund;

3)	the prospectus for Class N of the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Diversified Equity Fund and AHA Socially Responsible Equity Fund;

4)	the prospectuses for Class E, Institutional Class and Class N of the Opportunistic Value Fund;

5)	the statements of additional information for all series of the Registrant.

Please direct any inquiries regarding this filing to me at (213) 683-6207 or Laurie Dee at (213) 683-6163.

Very truly yours,

/s/ Michael Glazer
of PAUL, HASTINGS, JANOFSKY & WALKER LLP